UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22352

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

(Exact name of Registrant as specified in charter)

900 North Michigan Avenue, Suite 1100

Chicago, Illinois 60611

(Address of principal executive offices) (Zip code)

Scott J. Lederman Grosvenor Registered Multi-Strategy Funds 900 North Michigan Avenue Suite 1100 Chicago, Illinois 60611	George J. Zornada, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 506-6500

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

ITEM 1 – SCHEDULE OF INVESTMENTS

The Schedule of Investments is attached hereto.

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Consolidated Schedule of Investments (unaudited)

June 30, 2018

The registrant invests substantially all of its assets in Grosvenor Registered Multi-Strategy Master Fund, LLC (the “Master Fund”). The registrant owned 69.38% of the Master Fund’s members’ capital at June 30, 2018. The registrant has included the Master Fund’s consolidated schedule, CIK: 001212030, of investments as of June 30, 2018, below. The Master Fund’s Consolidated Schedule of Investments was also filed on Form N-Q with the Securities and Exchange Commission.

	First			% of
	Acquisition		Fair	Members’
Investment Funds*	Date	Cost	Value	Capital	Liquidity**

Distressed
Fortress Value Recovery Fund, LLC (b)	1/1/2006	$164,040	$49,724	0.02%	(3)
Harbinger Capital Partners Sp. Situations Fund, L.P. (a)(b)	7/1/2007	5,126,878	859,676	0.25%	(1)
Highland Crusader Fund, L.P. (b)(c)	8/1/2005	243,941	302,582	0.09%	(1)
King Street Capital, L.P. (a)(b)	1/1/2003	164,485	394,029	0.12%	(2)
Redwood Domestic Fund, L.P. (a)(b)	1/1/2003	9,049	12,321	0.00%	(2)
Silver Point Capital Fund, L.P. (a)(b)	1/1/2003	92,125	214,877	0.06%	(2)

Total Distressed		5,800,518	1,833,209	0.54%

Event Driven
Elliott International Ltd.	1/1/2013	18,359,759	27,858,556	8.23%	Quarterly
Magnetar Capital, L.P. (a)(b)	7/1/2007	46,551	81,747	0.02%	(2)
Perry International Inc. (a)	1/1/2013	599,944	569,453	0.17%	(2)
Wexford Offshore Spectrum Fund	1/1/2018	12,100,000	12,713,888	3.76%	Quarterly
York European Opportunities Unit Trust	7/1/2014	10,961,358	13,059,128	3.86%	Quarterly

Total Event Driven		42,067,612	54,282,772	16.04%

Long and/or Short Equity
Atlas Enhanced Fund, Ltd.	9/1/2016	12,288,266	12,760,708	3.77%	Monthly
BlackRock European Hedge Fund Limited	9/1/2017	13,800,000	15,305,762	4.52%	Monthly
Brookside Capital Partners Fund, L.P. (a)(b)	10/1/2009	3,822	4,448	0.00%	(2)
Discovery Global Opp Offshore Fund Ltd.	2/1/2013	8,352,778	8,503,818	2.51%	Quarterly
Dragon Billion Select Fund	10/1/2017	8,400,000	9,056,242	2.68%	Quarterly
Hitchwood Capital Fund, Ltd.	10/1/2014	11,221,364	13,500,574	3.99%	Quarterly
Impala Fund Ltd.	1/1/2013	6,956,068	11,793,874	3.49%	Quarterly
MW Eureka Fund	4/1/2018	10,800,000	10,968,005	3.24%	Monthly
Renaissance Institutional Diversified Alpha Fund International, L.P.	7/1/2016	19,100,000	21,730,385	6.42%	Monthly
SEG Partners Offshore, Ltd.	3/1/2013	9,025,096	14,565,697	4.31%	Quarterly
Tremblant Ltd.	1/1/2013	9,736,797	12,962,969	3.83%	Quarterly

Total Long and/or Short Equity		109,684,191	131,152,482	38.76%

Macro/Commodities
Element Capital Feeder Fund Ltd.	4/1/2012	10,037,067	22,733,026	6.72%	Quarterly
Graticule Asia Macro Fund Ltd.	5/1/2013	11,959,368	14,638,816	4.33%	Quarterly
Trend Macro Offshore, Ltd.	12/1/2016	7,466,998	7,781,392	2.30%	Monthly

Total Macro/Commodities		29,463,433	45,153,234	13.35%

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2018

	First			% of
	Acquisition		Fair	Members’
Investment Funds* (continued)	Date	Cost	Value	Capital	Liquidity**

Multi-Arbitrage
Canyon Balanced Fund Ltd.	1/1/2013	$10,858,737	$14,496,574	4.28%	Quarterly
Canyon Value Realization Fund Ltd.	12/1/2013	6,746,768	8,858,355	2.62%	Quarterly
Chenavari Multi-Strategy Credit Fund Ltd.	6/1/2013	5,578,148	7,222,521	2.13%	Monthly
Citadel Kensington Ltd.	3/1/2013	15,003,616	27,750,111	8.20%	Quarterly
Magnetar Constellation Fund, Ltd.	4/1/2012	11,451,173	17,170,473	5.08%	Quarterly
OZ Domestic Partners, L.P. (a)(b)	1/1/2003	68,271	164,993	0.05%	(2)
Shelter Growth Opportunities Fund, Ltd.	12/1/2017	10,700,000	11,006,309	3.25%	Quarterly
Stark Investments, L.P. (a)(b)	1/1/2003	345,238	308,108	0.09%	(3)
Stark Select Asset Fund LLC (b)	1/1/2010	45,077	52,403	0.02%	(3)

Total Multi-Arbitrage		60,797,028	87,029,847	25.72%

Total Investments in Investment Funds		$247,812,782	$319,451,544	94.41%

				% of
			Fair	Members’
Short-Term Investments		Shares	Value	Capital

Money Market Fund
BlackRock Liquidity Funds T-Fund Institutional Shares (yield 1.80%) (d)		139,249	$139,249	0.04%

Other Assets, Less Liabilities			$18,768,541	5.55%

Members’ Capital			$338,359,334	100.00%

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2018

The following table represents the geographic regions of the Master Fund’s investments based on the investment mandate of each Investment Fund:

Percent of Investments in
Geographic Location	Investment Funds
Asia	7.34%
Europe	11.01
Global	62.33
United States/Canada	19.32

Total	100.00%

*

Non-income producing investments. The Master Fund’s investments in Investment Funds are considered to be illiquid and may be subject to limitations on redemptions, including the assessment of early redemption fees. Investment Funds are restricted securities per Rule 12-12.8 of Regulation S-X.

**	Available frequency of redemptions after initial lock-up period.

(a)	A portion or all of the Master Fund’s interest in the Investment Fund is held in side pockets which have restricted liquidity.

(b)

The Investment Fund is held by the GRF Domestic Sub-Fund LLC (the “Sub-Fund”), a wholly-owned subsidiary of the Master Fund. Investment Funds held by the Sub-Fund represents 0.77% of the total investments.

(c)	The Investment Fund is considered a Level 3 investment.

(d)	The rate shown is the annualized 7-days yield as of June 30, 2018.

(1)	The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner.

(2)	All of the Master Fund’s remaining interest in the Investment Fund is held in side pockets.

(3)

The Investment Fund is liquidating its assets and is in the process of returning capital to its limited partners in a reasonable manner and has also presented annual financial statements under the liquidation basis of accounting.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2018

The following table describes the investments held within each investment category:

(a) Distressed Securities This investment category includes the Investment Funds that invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and subperforming bank loans, and emerging market debt.

Notice Period	Redemption Restrictions and Terms*
Not Applicable	0-2 years.
Side pocket & liquidating vehicle arrangements exist for 100%** of the Investment Funds.

(b) Event Driven This investment category includes the Investment Funds that take significant positions in companies with special situations, including distressed stocks, mergers and takeovers.

Notice Period	Redemption Restrictions and Terms*
30 - 93 Days	0-1 year.
Side pocket & liquidating vehicle arrangements exist for 1.20%** of the Investment Funds.

(c) Long and/or Short Equities This investment category includes the Investment Funds that make long and short investments in equity securities that are deemed by the Investment Managers to be under or overvalued. The Investment Managers typically do not attempt to neutralize the amount of long and short positions.

Notice Period	Redemption Restrictions and Terms*
33 - 93 Days	0-2 years.

(d) Macro/Commodities This investment category includes the Investment Funds that invest in a variety of instruments including global currencies, interest rates, sovereign debt and commodities based on an analysis of many broad factors including: global monetary and trade policy, geopolitical events, supply and demand, global investor sentiment and various technical factors.

Notice Period	Redemption Restrictions and Terms*
30 - 90 Days	0-1 year.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2018

(e) Multi-Arbitrage This investment category includes the Investment Funds that seek to exploit price differences of identical or similar financial instruments, on different markets or in different forms by simultaneously purchasing and selling an asset in order to profit from the difference.

Notice Period	Redemption Restrictions and Terms*
45 - 93 Days	0-2 years.
Side pocket & liquidating vehicle arrangements exist for 0.60%** of the Investment Funds.

*

The information summarized in the table above represents the general terms of the specific asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in constituent documents, to modify and waive such terms.

**	Reflects the fair value of investments in each respective investment category.

The accompanying notes are an integral part of the Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Consolidated Schedule of Investments (unaudited)

June 30, 2018

Portfolio Valuation

Pursuant to Grosvenor Registered Multi-Strategy Master Fund, LLC’s (the “Master Fund”) valuation policies, the Board of Directors of the Master Fund (the “Board”) has delegated to Grosvenor Capital Management, L.P. (the “Adviser”) the general responsibility for valuation of the underlying investments (the “Investment Funds”), which are managed by a select group of alternative assets managers (“Investment Managers”), subject to oversight by the Board. The Board has approved procedures pursuant to which the Master Fund will value its investments in Investment Funds at fair value, generally at an amount equal to the Net Asset Value (“NAV”) of the Master Fund’s investment in the Investment Funds as determined by the Investment Fund’s general partner or Investment Manager. This is commonly referred to as using NAV as the practical expedient which allows for estimation of the fair value of an investment in an investment entity based on NAV or its equivalent if the NAV of the investment entity is calculated in a manner consistent with ASC 946. Because of the inherent uncertainty of valuations of the investments in the Investment Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Investment Funds existed, and the differences could be material.

In accordance with its valuation policies, if no such information is available, or if such information is deemed to not be reflective of fair value by the Adviser, an estimated fair value is determined in good faith by the Adviser pursuant to the Master Fund’s valuation procedures. All adjustments to fair value made by the Adviser are reviewed and approved by Grosvenor’s Valuation Committee, subject to Board approval.

The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid non-marketable securities and derivatives that are valued at estimated fair value. However, some of the Investment Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions of liquidity that are stricter than the liquidity restrictions applicable to general interests in the Investment Fund. If the Master Fund withdraws its interest from such an Investment Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Investment Fund. In instances, where such an Investment Fund closes its operations, the Master Fund may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Investment Fund. The value of side pockets may fluctuate significantly. As of June 30, 2018, the Master Fund’s investments in side pockets and special liquidating vehicles represented 0.89% of the Master Fund’s net assets. Additionally, the governing documents of the Investment Funds generally provide that the Investment Funds may suspend, limit or delay the right of their investors, such as the Master Fund, to withdraw capital. The primary restrictions applicable to Investment Funds as of June 30, 2018, are described in detail on the Master Fund’s Consolidated Schedule of Investments.

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2018

Portfolio Valuation (continued)

The Master Fund prioritizes the inputs to valuation techniques used to measure fair value. In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) (“ASU 2015-07”), investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. When the Adviser believes the reported NAV per share (or its equivalent) of an Investment Fund is not representative of fair value, the Adviser categorizes the investment in accordance with ASC Topic 820, Fair Value Measurement (“ASC 820”).

Short-term investments represent an investment in a money market fund. Short-term investments are recorded at fair value, which is their published net asset value and are listed in the table below as a Level 1 investment.

ASC 820 establishes a hierarchal disclosure framework which prioritizes and ranks the inputs to valuation techniques used in measuring investments at fair value. In accordance with ASC 820, the Master Fund has categorized its financial instruments into a three level fair value hierarchy. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The levels of the fair value hierarchy are defined as follows:

●

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.

●

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly. These inputs include (a) quoted prices for similar assets in active markets; (b) quoted prices for identical or similar assets in markets that are not active; (c) inputs other than quoted prices that are observable.

●	Level 3 - Inputs that are unobservable.

Inputs are used in applying valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. If the inputs used to measure an investment fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the fair value measurement of the instrument. The determination of the significance of a certain input and what constitutes observable requires judgment by the Adviser. The categorization of an investment within the hierarchy is based upon the observable inputs of each investment and does not necessarily correspond to the Adviser’s perceived risk of the investment. The units of account that are valued by the Master Fund are its interests in the Investment Funds and not the underlying holdings of such Investment Funds. Thus, the inputs used by the Master Fund to value its investments in each of the Investment Funds may differ from the inputs used to value the underlying holdings of such Investment

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2018

Portfolio Valuation (continued)

Funds. Thus, an Investment Fund with all of its underlying investments classified as Level 1 may be classified as a Level 2 or Level 3 investment. The Master Fund recognizes transfers into and out of the levels indicated above on the actual date of the event or change in circumstances that caused the transfer.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2018:

			Level 3
		Level 2	Significant	Total Fair Value
	Level 1	Significant	Unobservable	at
Description	Quoted Prices	Observable Inputs	Inputs	June 30, 2018
Investment Funds
Distressed*	$–	$–	$302,582	$302,582
Total Investment Funds in fair value hierarchy	–	–	302,582	302,582
Investment Funds measured at NAV**	–	–	–	319,148,962
Total Investment Funds	$–	$–	$302,582	$319,451,544

Short-term investments	$139,249	$–	$–	$139,249

*	Fair valued using a discount rate of 10% to the reported NAV, which takes into account considerations that are unique to such investments.

**	The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.

The level classifications in the table above may not be indicative of the risk associated with the investment in each Investment Fund.

Income Taxes

Tax Cost Basis

The tax cost of Investment Funds as of October 31, 2017, the Master Fund’s tax year end, takes into consideration qualified electing fund elections previously made by the Master Fund. The Sub-Fund takes into consideration the actual tax cost of each partnership investment transferred into the Sub-Fund on January 1, 2013, plus subsequent contributions and redemptions for tax purposes. Accordingly, the actual tax cost of investments for federal income tax purposes may be different than the GAAP amounts.

Grosvenor Registered Multi-Strategy Fund (TI 1), LLC

Notes to Consolidated Schedule of Investments (unaudited) (continued)

June 30, 2018

Income Taxes (continued)

As of June 30, 2018, the tax cost and unrealized appreciation (depreciation) of the Investment Funds and the Sub-Fund held by the Master Fund, as determined utilizing tax adjustments as of October 31, 2017, were as follows:

	Investment Funds	Sub-Fund
Tax Cost Basis of Investments	$241,503,304	$2,778,839

Gross Unrealized Appreciation	$75,592,868	$862,240
Gross Unrealized Depreciation	(89,536)	-

Net Unrealized Appreciation/(Depreciation)	$75,503,332	$862,240

The cost of investments in Investment Funds attributable to investments held directly by the Master Fund shown above excludes the cost of the Master Fund’s investment in the Sub-Fund. The Master Fund’s policy of determining the Sub-Fund tax cost is to calculate using the tax basis of the corporation and not the tax cost basis of the individual investment fund holdings of the Sub-Fund.

ITEM 2 – CONTROLS AND PROCEDURES

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GROSVENOR REGISTERED MULTI-STRATEGY FUND (TI 1), LLC

Date: August 29, 2018	By:	/s/ Scott J. Lederman
Scott J. Lederman Chief Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Scott J. Lederman	Chief Executive Officer and President	August 29, 2018
Scott J. Lederman

By:	/s/ Kathleen P. Sullivan	Chief Financial Officer and Treasurer	August 29, 2018
Kathleen P. Sullivan